Note 12 - Leases	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of leases [text block]
NOTE 12.	LEASES

The Group is the lessee for leases of office space, data centers and servers and other equipment used in its operations.

The Statement of Financial Position has the following amounts relating to leases:

[US$ thousands]	As of December 31,
Amounts recognized in the Statement of Financial Position	2018 (2)	2019
Right-of-use assets (1)
Office properties	0	6,178
Equipment	0	5,528
Total	0	11,706

Lease liabilities
Current	0	4,625
Non-current	0	7,378
Total	0	12,003

(
1
)
Additions to the right-of-use assets during the
2019
financial year were
US$1.2
million.

(
2
)
In the previous year, the Group only recognized lease assets and lease liabilities in relation to leases that were classified as "finance leases" under IAS
17.
The assets were presented in property, plant and equipment and the liabilities as part of the Group’s borrowings. For adjustments recognized on adoption of IFRS
16
on
1
January 2019,
please refer to Note
3

The Statement of Operations has the following amounts relating to leases:

[US$ thousands]	Year ended December 31,
Amounts recognized in the Statement of Operations	2018	2019
Depreciation charge of right-of-use assets
Office properties	-	1,752
Equipment	-	2,739
Total	-	4,491

Interest expense (included in Finance expense)	-	457

The total cash outflow for leases in
2019
was
US$5,328
thousand.

Lease contracts are typically made for fixed periods of
6
months up to
6
years but
may
have extension options as described below. Contracts
may
contain both lease and non-lease components, which are accounted for separately. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices. Lease terms are negotiated on an individual basis and are for a wide range of different terms and conditions. Some lease agreements required that the Group provide cash deposits as security for lease payments, while a guarantee is made by the Group in favor of Dell Bank International d.a.c. ("Dell") as security for all present and future lease liabilities, as disclosed in Note
14.
Leased assets
may
not
be used as security for borrowing purposes.

Prior to the adoption of IFRS
16
on
January 1, 2019,
as disclosed in Note
3,
leases of office properties and equipment were classified as finance or operating leases. Note
12
 provides information about the lease liabilities as of
December 31, 2018
related what then were finance leases. From
January 1, 2019,
leases other than those leases that have a lease term of
12
months or less and leases for which the underlying asset is of low value, are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group. Assets and liabilities arising from a lease are initially measured on a present value basis.

To determine the incremental borrowing rate, which were the basis on which lease payments were discounted, the Group:

●	Where possible, uses recent third -party financing received by the individual lessee as a starting point, adjusted to reflect changes in financing conditions since third party financing was received.
●	Used a build-up approach that started with a risk-free interest rate adjusted for credit risk for leases held by the Group, which does not have recent third -party financing.
●	Made adjustments specific to the lease, e.g., term, country, currency and security.

Extension and termination options

Extension and termination options are included in a number of property and equipment leases across the Group. To the extent the Group is reasonable certain it will exercise these extension options, they have been included in the right-of-use asset and lease liability. Extension and termination options are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. The majority of extension and termination options held are exercisable only by the Group and not
by the respective lessor.